Guarantees, commitments and risks (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Guarantees	€ 9,497	€ 16,174
Consolidated Subsidiaries [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Guarantees	5,082	5,595
Unconsolidated subsidiaries [member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Guarantees	196	181
Joint ventures and associates [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Guarantees	4,056	10,046
Others [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Guarantees	€ 163	€ 352